Combined Prospectus - Combined Prospectus: 1	Mar. 24, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount of Securities Previously Registered | shares	5,956,241
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 66,292,963.00
Form Type	S-1
File Number	333-283913
Initial Effective Date	Dec. 30, 2024
Combined Prospectus Note	No registration fee is payable in connection with the up to 5,956,241 shares of common stock, par value $0.001 per share ("Common Stock") that were previously registered under Form S-1 (File No. 333-283913), originally filed with the SEC on December 19, 2024 and subsequently declared effective on December 30, 2024 (the "Existing Registration Statement," as amended and/or supplemented), because such shares are being transferred from the Existing Registration Statement pursuant to Rule 429 under the Securities Act of 1933, as amended (the "Securities Act"). See the section entitled "Explanatory Note" in this registration statement. Pursuant to Rule 416 under the Securities Act, the registrant also registered an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.